STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Restricted Stock Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock expense	$ 24,710	$ 124,922
Unrecognized restricted stock expense	1,004,959
Unrecognized restricted stock expense, weighted average period	2 years 6 months 18 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock expense			156,299	341,048
Unrecognized restricted stock expense	$ 81,096		$ 76,545
Unrecognized restricted stock expense, weighted average period	1 year 4 months 28 days		1 year 9 months 29 days